1933 Act File No. 33-49701
                                                      1940 Act File No. 811-7065

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 -------

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   10                             X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                   -------

      Amendment No.   7                                                 X

                               THE PLANTERS FUNDS
               (Exact Name of Registrant as Specified in Charter)


                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                                  (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)


It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)

 X  60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph
    (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037





14







Prospectus



TENNESSEE TAX-FREE BOND FUND

A Portfolio of The Planters Funds


A mutual fund seeking to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities by investing in municipal securities issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories and possessions of the United States that are not issued by or on behalf of Tennessee and its political subdivisions, but which are exempt from Tennessee state income tax.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







  Contents
  Risk/Return Summary                                     2
  What are the Fund's Fees and Expenses?                  4
  What are the Fund's Investment Strategies?              5
  What are the Principal Securities in Which the Fund Invests?
  5
  What are the Specific Risks of Investing in the Fund?   8
  What do Shares Cost?                                    9
  How is the Fund Sold?                                  10
  How to Purchase Shares                                 10
  How to Redeem Shares                                   10
  Account and Share Information                          12
  Who Manages the Fund?                                  12
  Financial Information                                  14




   November 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing primarily in a portfolio of Tennessee municipal securities which include those issued by or on behalf of the state of Tennessee and Tennessee municipalities as well as those issued by states, territories and possessions of the United States that are not issued by or on behalf of Tennessee and its political subdivisions, but which are exempt from Tennessee state income tax.

At least 80% of the Fund's income will be exempt from federal income tax (including alternative minimum tax) and personal income tax imposed by the state of Tennessee and Tennessee municipalities. Interest income of the Fund that is exempt from the income tax described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Tennessee.

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


Risks of Investing in Municipal Securities
o Investing in municipal securities which meet the Fund's quality standards may not be possible if the issuer or its municipalities do not maintain their current credit ratings.
o Certain constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting municipal securities.


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
Tennessee Tax-Free Bond Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Tennessee Tax-Free Bond Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: -4.44%, 16.09%, 3.46%, 6.81% and 4.68%.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was ____%.

Within the period shown in the Chart, the Fund's highest quarterly return was 6.96% (quarter ended March 31, 1995). Its lowest quarterly return was (4.73%) (quarter ended March 31, 1994).


Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 10 Year Municipal Bond Index (LBMBI), a broad-based market index and the Lipper Intermediate Municipal Bond Average (LIMBA), an average of funds with similar investment objectives. The LBMBI is an index of municipal bonds having a minimum credit rating of at least Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period           Fund                LBMBI             LIMBA
1 Year                    2.62%                  %                %
5 Years                   4.70%                  %                %
Start of Performance1     5.04%                  %                %
1 The Fund's start of performance date was August 30, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


TENNESSEE TAX-FREE BOND FUND
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    2.00%
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (Before Waiver)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                0.75%
Distribution (12b-1) Fee                                                         None
Shareholder Services Fee                                                         None
Other Expenses                                                                   1.34%
Total Annual Fund Operating Expenses                                             2.09%
1  Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.
   Total Waiver of Fund Expenses                                                 0.75%
   Total Actual Annual Fund Operating Expenses (after waiver)                    1.34%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended July 31, 1999.

Example
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year       3 Years        5 Years    10 Years
Tennessee Tax-Free Bond Fund     $408          $842         $1,301      $2,572

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal income tax and the personal income taxes imposed by the state of Tennessee and Tennessee municipalities and at least 65% of the value of its total assets will be invested in bonds.

The Adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds and portfolio diversification.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Following are descriptions of the different types of securities that may comprise the principal securities of the Fund.


Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


     Special Revenue Bonds
     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

         The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


     Municipal Notes
     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


     Variable Rate Demand Instruments
     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


     Municipal Leases
     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.


Participation Interests
The Fund may purchase participation interests in Tennessee Municipal Securities from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Although the Fund is permitted to make taxable, temporary investments, there is not current intention of generating income subject to federal income tax or personal income taxes imposed by the state of Tennessee or Tennessee municipalities.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Risks of Investing in Municipal Securities
o Investing in municipal securities which meet the Fund's quality standards may not be possible if the issuer or its municipalities do not maintain their current credit ratings.
o Certain constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting municipal securities.


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) and Federal Reserve wire system are open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                              Maximum Sales Charge

Minimum Initial/Subsequent                                 Contingent Deferred
Investment Amounts              Front-End Sales Charge1    Sales Charge2
$1,000/$100                     2.00%                      None

1 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

2   See "Sales Charge When You Redeem."


SALES CHARGE WHEN YOU PURCHASE



                                      Sales Charge as a Percentage      Sales Charge as a
Purchase Amount                       of Public Offering Price          Percentage of NAV
Less than $250,000                    2.00%                             2.04%
$250,000 but less than $500,000       1.50%                             1.52%
$500,000 but less than $1 million     1.00%                             1.01%
$1 million or greater                 0.00%                             0.00%

The sales charge at purchase may be eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o combining concurrent purchases of Shares by you, your spouse, and your children under age 21;

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o         as a Trust customer of Union Planters;

o as an employee and retired employee of Union Planters and its affiliates, and their spouses and children under age 21;

o through bank trust departments, and investment advisers registered under the Investment Advisers Act of 1940, as amended (however, trust departments and investment advisers may charge you an additional service fee); or

o         through insurance companies and credit unions.

If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers. The Fund may not be a suitable investment for retirement plans or for non-Tennessee taxpayers because it invests in Tennessee municipal securities.

When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from Union Planters Brokerage Services. Texas residents must purchase Shares through the Fund's Distributor. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o         Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.


THROUGH union planters brokerage services
o         Telephone Union Planters Brokerage Services at 1-800-238-7125; and

     o Send your payment to Union Planters Brokerage Services by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).


HOW TO REDEEM SHARES


By Telephone
You may redeem shares by calling your financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determine after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.


By Mail
You may redeem shares by sending a written request to Federated Securities Corp., as appropriate. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Federated Securities Corp. at 1-800-356-2805 for assistance in redeeming by mail.


Signature Guarantees Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the shareholder's authorization form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o         to allow your purchase to clear;

o         during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are declared just prior to determining net asset value. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Tennessee state personal income tax to the extent they are derived from interest on obligations exempt from Tennessee personal income taxes. Under existing Tennessee law, shareholders of the Fund will not be subject to Tennessee personal income taxes on Fund dividends to the extent that such dividends represent "exempt-interest dividends" as defined in the Code, which are directly attributable to (i) interest on obligations of the state of Tennessee or any of its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Union Planters National Bank (Union Planters). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is _________.

Founded in 1869, Union Planters, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation, a multi-bank holding company headquartered in Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The Adviser has been managing trust assets for over 80 years. As of December 31, 1998, the Trust Group of Union Planters had approximately $_____ under administration, of which it had investment discretion over approximately $_____. Union Planters has served as Adviser to the Fund since its inception.

As part of its regular banking operations, Union Planters may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Union Planters. The lending relationship will not be a factor in the selection of securities.

The Fund's portfolio manager is L. Clark Zedric. Mr. Zedric has been the Fund's portfolio manager since August 1998. Mr. Zedric managed common trust funds and mutual funds for Magna Bank, N.A. from 1987 until it merged its operations with Union Planters in July 1998. Mr. Zedric received his MBA from Illinois State University.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

[FINANCIAL HIGHLIGHTS WILL BE FILED BY AMENDMENT.]

TENNESSEE TAX-FREE BOND FUND

A Portfolio of The Planters Funds


A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report' Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call [your investment professional] or Union Planters Brokerage Services at 1-800-238-7125.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at pulicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7065
Cusip 727426108

3072709A (11/99)





Statement of Additional Information



TENNESSEE TAX-FREE BOND FUND

A Portfolio of The Planters Funds




This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Tennessee Tax-Free Bond Fund (Fund), dated November 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-238-7125.





   november 30, 1999






  Contents
  How is the Fund Organized?                                   2
  Securities in Which the Fund Invests                         2
  What do Shares Cost?                                         4
  How is the Fund Sold?                                        5
  Redemption in Kind                                           5
  Massachusetts Partnership Law                                5
  Account and Share Information                                6
  Tax Information                                              6
  Who Manages and Provides Services to the Fund?               6
  How Does the Fund Measure Performance?                      10
  Financial Information                                       13
  Investment Ratings                                          14
  Addresses                                                   17
Cusip 727426108

3072709B (11/99)

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified portfolio of The Planters Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 14, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Fund's investment adviser is Union Planters National Bank (Adviser).




SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus.


Fundamental INVESTMENT Objective and PolicY
The Fund's investment objective is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

The Fund will invest its assets so that, under normal market conditions, at least 80% of its income will be exempt from federal income tax (including alternative minimum tax) and personal income tax imposed by the state of Tennessee and Tennessee municipalities.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.


Underwriting
The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Investing in Commodities
The Fund will not buy or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.


Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies and limitations.


Dealing in Puts And Calls
The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


Concentration of Investments
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, under other than normal market conditions, the Fund may invest more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by the Trustees to be liquid, including certain municipal leases.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Cash items may include obligations such as:

     certificates of deposit (including those issued by domestic and foreign branches of FDIC insured banks);

     obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and

         repurchase agreements.


Tennessee Investment Risks
The Fund's performance can be expected to be closely tied to the prevailing economic conditions of the state of Tennessee as a whole, its particular geographic regions, and the industries located within the state.

Tennessee represents Union Planters National Bank's largest customer base. A population of about 5.4 million ranks Tennessee 17th in the country. Manufacturing employs about 19% of the 2.6 million workers in the state, the highest percentage of any business sector, but a decline from 27% just thirteen years ago. Transportation equipment and machinery, metal products, and printing/publishing contribute significantly to the manufacturing sector. Retail trade and a large service sector also measure heavily in the state's economy. Some plant layoffs took place in the industrial sector during 1997, and as a result, the remarkable growth experienced by the state for the last several years slowed in early 1997. Bright prospects in the transportation equipment manufacturing sector partially offset these events. Auto manufacturers have moved many facilities to Tennessee in response to lower costs and tax incentives. Auto body parts and components made in Tennessee are in demand for local assembly plants. Additionally, exports of automobile parts to Canada, Mexico, and Japan surged beginning in 1996.

Nashville, a fast-growing manufacturing service center, is the largest metropolitan area in Tennessee with about 1.1 million people or 21% of the state's population. The Nashville Health Care Council, founded in 1995, has helped Nashville attract many major health care players including PhyCor, Columbia Healthcare, Quorum Health Group, and Vanderbilt University Health Center.

Memphis, Union Planters National Bank's corporate headquarters, is the second largest metropolitan area in the state. Only slightly smaller than Nashville, Memphis is less dependent on manufacturing and services. Centralized in the Southern U.S. with a Mississippi riverport and mild year-round climate, the city developed into an important distribution center. Federal Express, the area's largest employer, will soon finish construction of a 501,000 square foot computer development center.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

         for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The procedure for purchasing shares is explained in the Fund's prospectus under "What Do Shares Cost?".


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of _______, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Union Planters National Bank, Belleville, IL, was the owner of record of __% of the Fund's Shares. (To be filed by amendment.)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


STATE TAXES
Under existing Tennessee law, shareholders of the Fund will not be subject to Tennessee personal income taxes on Fund dividends, to the extent that such dividends represent "exempt-interest dividends" as defined in the Code, which are directly attributable to (i) interest in obligations of the state of Tennessee or any of its political subdivisions; or (ii) interest on certain obligations of the United States, or any agency or instrumentality thereof.

To the extent that distributions by the Fund are derived from capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will be subject to Tennessee income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Fund Complex for the most recent calendar year. The Trust is comprised of one fund and the Fund Complex is comprised of one investment company.

As of _____, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares. (To be filed by amendment.)




-----------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                  Aggregate
Address                         Principal Occupations                                       Compensation
Position With Trust             for Past Five Years                                         From Trust

John F. Donahue*+#              Chief Executive Officer and Director or Trustee of the                     $0
Birth Date: July 28, 1924       Federated Fund Complex; Chairman and Director, Federated
Federated Investors Tower       Investors, Inc.; Chairman and Trustee, Federated
1001 Liberty Avenue             Investment Management Company; Chairman and Director,
Pittsburgh, PA                  Federated Investment Counseling and Federated Global
CHAIRMAN AND TRUSTEE            Investment Management Corp.; Chairman, Passport
                                Research, Ltd.

Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;                  $1,012.32
Birth Date: February 3, 1934    Director, Member of Executive Committee, Children's
15 Old Timber Trail             Hospital of Pittsburgh; Director, Robroy Industries,
Pittsburgh, PA                  Inc. (coated steel conduits/computer storage equipment);
TRUSTEE                         formerly: Senior Partner, Ernst & Young LLP; Director,
              MED 3000 Group, Inc. (physician practice management);
             Director, Member of Executive Committee, University of
                                   Pittsburgh.

John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;                  $1,113.71
Birth Date: June 23, 1937       President, Investment Properties Corporation; Senior
Wood/Commercial Dept.           Vice President, John R. Wood and Associates, Inc.,
John R. Wood Associates, Inc.   Realtors; Partner or Trustee in private real estate
Realtors                        ventures in Southwest Florida; formerly: President,
3255 Tamiami Trail North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.
TRUSTEE

Nicholas Constantakis           Director or Trustee of the Federated Fund Complex;                  $1,012.32
Birth Date: September 3, 1939   formerly: Partner, Andersen Worldwide SC.
175 Woodshire Drive
Pittsburgh, PA
TRUSTEE

William J. Copeland             Director or Trustee of the Federated Fund Complex;                  $1,174.50
Birth Date: July 4, 1918        Director and Member of the Executive Committee, Michael
One PNC Plaza-23rd Floor        Baker Corp. (engineering, construction, operations, and
Pittsburgh, PA                  technical services); Chairman, Pittsburgh Foundation;
TRUSTEE                         Director, Forbes Fund (philanthropy); formerly: Vice
                                Chairman and Director, PNC Bank, N.A. and PNC Bank
                                Corp.; Director, Ryan Homes, Inc.

            Previous Positions: Director, United Refinery; Director,
             Forbes Fund; Chairman, Pittsburgh Foundation; Chairman,
             Pittsburgh Civic Light Opera; Chairman, Health Systems
             Agency of Allegheny County; Vice President, United Way
               of Allegheny County; President, St. Clair Hospital;
                          Director, Allegheny Hospital.

Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex;                  $1,012.32
Birth Date: October 11, 1932    Professor of Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue               Director, University of Pittsburgh Medical Center -
Suite 1111                      Downtown; Hematologist, Oncologist, and Internist,
Pittsburgh, PA                  University of Pittsburgh Medical Center; Member,
TRUSTEE                         National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.   Director or Trustee of the Federated Fund Complex;                  $1,163.37
Birth Date: June 18, 1924       Attorney of Counsel, Miller, Ament, Henny & Kochuba;
Miller, Ament, Henny & Kochuba  Director Emeritus, Eat'N Park Restaurants, Inc.;
205 Ross Street                 formerly: Counsel, Horizon Financial, F.A., Western
Pittsburgh, PA                  Region; Partner, Meyer and Flaherty.
TRUSTEE
-----------------------------------------------------------------------------------------------------------------

Peter E. Madden                 Director or Trustee of the Federated Fund Complex;                    $896.14
Birth Date: March 16, 1942      formerly: Representative, Commonwealth of Massachusetts
One Royal Palm Way              General Court; President, State Street Bank and Trust
100 Royal Palm Way              Company and State Street Corporation.
Palm Beach, FL
TRUSTEE                         Previous Positions: Director, VISA USA and VISA
                                International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation; Director, The Boston Stock Exchange.

John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex;                  $1,062.98
S.J.D.#                         President, Law Professor, Duquesne University;
Birth Date: December 20, 1932   Consulting Partner, Mollica & Murray; Director, Michael
President, Duquesne University  Baker Corp. (engineering, construction, operations and
Pittsburgh, PA                  technical services).
TRUSTEE
                                Previous Positions: Dean and Professor of Law,
                                University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.

Wesley W. Posvar                Director or Trustee of the Federated Fund Complex;                  $1,113.64
Birth Date: September 14, 1925  President, World Society of Ekistics (metropolitan
1202 Cathedral of Learning      planning), Athens; Professor, International Politics;
University of Pittsburgh        Management Consultant; Trustee, Carnegie Endowment for
Pittsburgh, PA                  International Peace, RAND Corporation, Online Computer
TRUSTEE                         Library Center, Inc., National Defense University and
            U.S. Space Foundation; President Emeritus, University of
            Pittsburgh; Founding Chairman, National Advisory Council
                                for Environmental Policy and Technology, Federal
                                Emergency Management Advisory Board; Trustee, Czech
                                Management Center, Prague.

              Previous Positions: Professor, United States Military
              Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;                  $1,012.32
Birth Date: June 21, 1935       Public Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum
TRUSTEE                         Company of America; television producer; business owner.

John S. Walsh                   Director or Trustee of some of the Federated Fund                     $505.82
Birth Date: November 28, 1957   Complex; President and Director, Heat Wagon, Inc.
2007 Sherwood Drive             (manufacturer of construction temporary heaters);
Valparaiso, IN                  President and Director, Manufacturers Products, Inc.
TRUSTEE                         (distributor of portable construction heaters);
                                President, Portable Heater Parts, a division of
             Manufacturers Products, Inc.; Director, Walsh & Kelly,
                 Inc. (heavy highway contractor); formerly: Vice
                         President, Walsh & Kelly, Inc.

J. Christopher Donahue+         President or Executive Vice President of the Federated                     $0
Birth Date: April 11, 1949      Fund Complex; Director or Trustee of some of the Funds
Federated Investors Tower       in the Federated Fund Complex; President, CEO and
1001 Liberty Avenue             Director, Federated Investors, Inc.; President and
Pittsburgh, PA                  Trustee, Federated Investment Management Company;
EXECUTIVE VICE PRESIDENT        President and Trustee, Federated Investment Counseling;
                                President and Director, Federated Global
                                Investment Management Corp.; President, Passport
                                Research, Ltd.; Trustee, Federated Shareholder
                                Services Company; Director, Federated Services
                                Company.
-----------------------------------------------------------------------------------------------------------------

Edward C. Gonzales*             Trustee or Director of some of the Funds in the                            $0
Birth Date: October 22, 1930    Federated Fund Complex; President, Executive Vice
Federated Investors Tower       President and Treasurer of some of the Funds in the
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Investment
PRESIDENT, TREASURER AND        Management Company  and Federated Investment Counseling,
TRUSTEE                         Federated Global Investment Management Corp. and
              Passport Research, Ltd.; Executive Vice President and
            Director, Federated Securities Corp.; Trustee, Federated
                          Shareholder Services Company.

John W. McGonigle               Executive Vice President and Secretary of the Federated                    $0
Birth Date: October 26, 1938    Fund Complex; Executive Vice President, Secretary and
Federated Investors Tower       Director, Federated Investors, Inc.; Trustee, Federated
1001 Liberty Avenue             Investment Management Company; Trustee, Federated
Pittsburgh, PA                  Investment Counseling and Director, Federated Global
EXECUTIVE VICE PRESIDENT AND    Investment Management Corp.; Director, Federated
SECRETARY                       Services Company; Director, Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice President                    $0
Birth Date: June 17, 1954       - Funds Financial Services Division, Federated
Federated Investors Tower       Investors, Inc.; formerly: various management positions
1001 Liberty Avenue             within Funds Financial Services Division of Federated
Pittsburgh, PA                  Investors, Inc.
ASSISTANT TREASURER

Richard B. Fisher               President or Vice President of some of the Funds in the                    $0
Birth Date: May 17, 1923        Federated Fund Complex; Director or Trustee of some of
Federated Investors Tower       the Funds in the Federated Fund Complex; Executive Vice
1001 Liberty Avenue             President, Federated Investors, Inc.; Chairman and
Pittsburgh, PA                  Director, Federated Securities Corp.

VICE PRESIDENT
--------------------------------------------------------------------------------
* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.
# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.
+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Union Planters Corporation, a multi-bank holding company headquartered in Memphis, Tennessee.

Because of the internal controls maintained by Union Planters National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Union Planters National Bank or its affiliates' lending relationships with an issuer. The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $120,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
The independent public accountant for the Fund, PricewaterhouseCoopers LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended July 31,                 1999           1998         1997
Advisory Fee Earned                     $143,708       $169,700     $209,558
Advisory Fee Reduction                  $143,708       $169,700     $209,558
Administrative Fee                      $120,000       $120,001     $120,000

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and Start of Performance periods ended July 31, 1999.

Yield and Tax-Equivalent Yield given for the 30-day period ended July 31, 1999.



                               30-Day Period            1 Year         5 Years      Start of Performance on August 30,
                                                                                    1993
Total Return                   NA                       (0.13%)        4.96%        4.39%
Yield                          3.14%                    NA             NA           NA
Tax-Equivalent Yield           4.76%                    NA             NA           NA
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND Tax-Equivalent YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from taxes imposed by the state of Tennessee and Tennessee municipalities. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 1999 - STATE OF TENNESSEE



Tax Bracket:
     Federal                              15.00%           28.00%             31.00%             36.00%        39.60%

Combined Federal and State               21.000%          34.000%            37.000%            42.000%       45.600%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550   $158,951-283,150  Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250   $130,251-283,150  Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
1.50%                                      1.90%            2.27%              2.38%            2.59%           2.76%
2.00%                                      2.53%            3.03%              3.17%            3.45%           3.68%
2.50%                                      3.16%            3.79%              3.97%            4.31%           4.60%
3.00%                                      3.80%            4.55%              4.76%            5.17%           5.51%
3.50%                                      4.43%            5.30%              5.56%            6.03%           6.43%
4.00%                                      5.06%            6.06%              6.35%            6.90%           7.35%
4.50%                                      5.70%            6.82%              7.14%            7.76%           8.27%
5.00%                                      6.33%            7.58%              7.94%            8.62%           9.19%
5.50%                                      6.96%            8.33%              8.73%            9.48%          10.11%
6.00%                                      7.59%            9.09%              9.52%           10.34%          11.03%
6.50%                                      8.23%            9.85%             10.32%           11.21%          11.95%
7.00%                                      8.86%           10.61%             11.11%           12.07%          12.87%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time.


Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Lehman Brothers 10-Year Municipal Bond Index
A broad market performance index of municipal bonds with a minimum credit rating of at least Baa.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Tennessee Tax-Free Bond Fund dated July 31, 1999. (To be filed by amendment.)

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES


tennessee tax-free bond fund

5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Union Planters National Bank
P.O. Box 387
Memphis, TN 38147


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
PricewaterhouseCoopers LLP
200 East Randolph Street
Chicago, IL 60601







PART C.           OTHER INFORMATION



Item 23.          Exhibits:


      (a)      Copy of Declaration of Trust of the Registrant; (2)
      (b)       (i)     Copy of By-Laws of the Registrant; (2)

               (ii)     Copy of Amendment No. 1 (dated November 18, 1997) to
                              the By-Laws; (6)
              (iii)     Copy of Amendment No. 2 (dated February 23, 1998) to
                               the By-Laws; (6)
               (iv)     Copy of Amendment No. 3 (dated February 27, 1998) to
                               the By-Laws; (6)
                (v)     Copy of Amendment No. 4 (dated May 12, 1998) to the
                               By-Laws; (6)
      (c)      Copy of Specimen Certificate for Shares of Beneficial Interest of
                               the Registrant; (2)
      (d)      Conformed copy of Investment Advisory Contract of the
                          Registrant; (3)
      (e)       (i)     Conformed copy of the Distributor's Contract of the
                          Registrant; (3)
               (ii) Conformed copy of Administrative Services
      Agreement; (3) (f) Not applicable; (g) Conformed copy of
      Custodian Agreement of the Registrant; (4) (h) Conformed copy of Fund Accounting and Shareholder Recordkeeping Agreement;
      (3) (i) (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares
                        being registered; (2)
               (ii)     Conformed copy of Opinion and Consent of Special
                          Counsel; (2)
      (j)      Conformed copy of Consent of Independent
               Accountants; (6)
      (k)      Not applicable;
      (l)      Conformed copy of Initial Capital Understanding; (2)
      (m)      Not applicable;
      (n)      Copy of Financial Data Schedule; (6)
      (o)      Not applicable;
      (p)       (i)     Conformed copy of Power of Attorney of the Registrant; +
               (ii)     Conformed copy of Power of Attorney of the Trustee; +



-------------------
+        All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed August 11, 1993. (File Nos. 33-49701 and 811-7065)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N1-A filed March 1, 1994. (File Nos. 33-49701 and 811-7065)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N1-A filed September 29, 1994. (File Nos. 33-49701 and 811-7065)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed November 25, 1998 (File Nos. 33-49701 and 811-7065)

Item 24.          Persons Controlled By or Under Common Control with the Fund:


                  None




Item 25.          Indemnification:  (2)

Item 26.          Business and Other Connections of the Investment Adviser:


          (a) Founded in 1869, Union Planters National Bank, a national banking association, is a wholly-owned subsidiary of Union Planters Corporation (the "Corporation") a multi-bank holding company headquartered in Memphis, Tennessee. Union Planters is a commercial bank offering a wide range of banking services to its customers. The adviser has been managing trust assets for over 80 years. As of December 31, 1997, the Trust Group of Union Planters had approximately $5.4 billion under administration, of which it had investment discretion over approximately $1 billion.



                  (b)
                                                                                Other Substantial
                                        Position with                           Business, Profession,
Name                                    the Adviser                             Vocation or Employment




Benjamin W. Rawlins, Jr.                Vice Chairman of the                    Chairman & Chief Exec.

                                        Board, Chief Executive                  Officer, Union Planters



Kenneth W. Plunk                        Chairman of the Board,

                                        Chief Administrative Officer

                                        and Director



Kirk P. Bailey                          President and Chief

                                        Operation Officer and Director



Robert L. Booth, Jr.                    Executive Vice President



James A. Gurley                         Executive Vice President                Executive Vice President, Union Planters
                                                                                Corporation



Joel Katz                               Executive Vice President                President and CEO, Union Planters
                                                                                Mortgage Group



John W. Parker                          Executive Vice President                Executive Vice President

                                        and Chief Financial                     CFO, Union Planters

                                        Officer                                 Corporation



Armistead J. Smith                      Executive Vice President



Dianne K. Stigall                       Executive Vice President



John D. Temple                          Executive Vice President


-------------------

     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed August 11, 1993. (File Nos. 33-49701 and 811-7065)



                                                                                Other Substantial
                                        Position with                           Business, Profession,
Name                                    the Adviser                             Vocation or Employment




David Wadlington                        Executive Vice President



M. Kirk Walters                         Senior Vice President,

                                        Treasurer                               Senior Vice President, Treasurer, and
                                                                                Chief Accounting Officer, Union Planters
                                                                                Corporation



Jackson W. Moore                        Director                                President and COO, Union Planters
                                                                                Corporation



Albert M. Austin                        Director                                Chairman, Cannon,

                                                                                Austin and Cannon, Inc.



Edgar H. Bailey                         Director                                Vice Chairman, Union Planters Corporation



George W. Bryan                         Director                                Senior Vice President, Sara Lee
                                                                                Corporation



Ronald E. Carrier                       Director                                President, James Madison University



James H. Daughdrill, Jr.                Director                                President, Rhodes College



Thomas R. Dyer                          Director                                Wyatt, Tarrant & Combs



Hanford F. Farell, Jr.                  Director                                Chairman, Farrell-Cooper Mining Co.



Arthur F. Fulmer, Jr.                   Director



Dr. Alvin O. Jackson                    Director                                Senior Pastor, Mississippi Boulevard
                                                                                Christian Church



Parnell S. Lewis, Jr.                   Director                                President, Anderson Tilly Co.



Lloyd B. Lovitt, Jr.                    Director                                The Lovitt Co.



C.J. Lowrance, III                      Director                                President, Lowrance Brothers & Co., Inc.



C. Penn Owen, Jr.                       Director                                Managing Partner, Bowdre Place



Dr. V. Lane Rawlins                     Director                                President, University of Memphis



Donald F. Schuppe                       Director                                Retired



Arthur N. Seessel, III                  Director                                President, Seessel's

                                                                                Supermarkets



Leslie M. Stratton, III                 Director                                President, Leslie M. Stratton Co.




                                                                                Other Substantial
                                        Position with                           Business, Profession,
Name                                    the Adviser                             Vocation or Employment




Richard A. Trippeer, Jr.                Director                                President, R.A. Trippeer, Inc.


Item 27.          Principal Underwriters:




     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:





Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;




     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                      Vice President

Federated Investors Tower                  Officer, Chief Operating

1001 Liberty Avenue                        Officer

Pittsburgh, PA 15222-3779                  Federated Securities Corp.



Arthur L. Cherry                           Director                                               --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                          --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Treasurer

1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director

1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779


David M. Taylor                            Executive Vice President                                       --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779






              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Jill Ehrenfeld                             Vice President,                                                --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michaliszyn                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779


David W. Spears                            Vice President,                                                --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779






              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779


William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Donald C. Edwards                          Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


Dennis McAuley Assistant Treasurer,                                                               --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



Victor Siclari Assistant Secretary,                                                               --

Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

                  (c)      Not applicable





Item 28.          Location of Accounts and Records:



                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


                  Registrant                         Federated
                                                     Investors Tower
                                                     1001 Liberty
                                                     Avenue Pittsburgh,
                                                     PA 15222-3779
                                                     (Notices should be
                                                     sent to the Agent
                                                     for Service at
                                                     above address)

                                                     5800 Corporate Drive
                                                     Pittsburgh, PA  15237-7010


                  Federated Shareholder              Federated Investors Tower
                  Services Company                   1001 Liberty Avenue
                  ("Transfer Agent and               Pittsburgh, PA 15222-3779
                  Dividend Disbursing Agent")

                  Federated Services Company         Federated Investors Tower
                  ("Administrator")                  1001 Liberty Avenue
                                                     Pittsburgh, PA  15222-3779

                  Union Planters National Bank       P.O. Box 387
                  ("Adviser")                        Memphis, Tennessee  38147

                  State Street Bank and              P.O. Box 8600
                  Trust Company                      Boston, MA 02266-8600
                  ("Custodian")


Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings


                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                                    SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of October, 1999.



                                                THE PLANTERS FUNDS


                           BY: /s/Gail Cagney

                           Gail Cagney, Assistant Secretary

                           Attorney in Fact for John F. Donahue

                           October 1, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                        TITLE                                        DATE



By:   /s/Gail Cagney                              Attorney In Fact                              October 1, 1999

      Gail Cagney                                 For the Persons

      ASSISTANT SECRETARY                         Listed Below





      NAME                                        TITLE



John F. Donahue*                                  Chairman and Trustee

                            (Chief Executive Officer)





Edward C. Gonzales*                               President, Treasurer and

                                                  Trustee

                  (Principal Financial and Accounting Officer)



Thomas G. Bigley*                                 Trustee



Nicholas P. Constantakis*                         Trustee



John T. Conroy, Jr.*                              Trustee



William J. Copeland*                              Trustee



Lawrence D. Ellis, M.D.*                          Trustee



Edward L. Flaherty, Jr.*                          Trustee



Peter E. Madden*                                  Trustee



John E. Murray, Jr.*                              Trustee



Wesley W. Posvar*                                 Trustee



Marjorie P. Smuts*                                Trustee



John S. Walsh*                                    Trustee



* By Power of Attorney
